Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of detail of share capital transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2019		672	153,139	22,415,039
March 6, 2020	Capital increase	9	0	316,083
June 24, 2020	Subscription of 2020 warrants	—	1	—
June 26, 2020	Subscription of 2020 warrants	—	1	—
June 29, 2020	Subscription of 2020 warrants	—	2	—
June 30, 2020	Subscription of 2020 warrants	—	1	—
July 27, 2020	Capital increase	—	—	6,000
July 28, 2020	Private placement Capital increase	99	20,030	3,300,000
July 28, 2020	Private placement Capital increase transaction costs	—	(1,387)	—
December 16, 2020	U.S. Initial public offering initial deal € - Nasdaq (€11.14)	56	20,609	1,855,000
December 16, 2020	U.S. Initial public offering initial deal $ - Nasdaq ($13.50)	163	60,494	5,445,000
December 18, 2020	U.S. Initial public offering green shoe $ - Nasdaq ($13.50)	33	12,165	1,095,000
December 18, 2020	U.S. Initial public offering costs	—	(9,322)	—
December 31, 2020		1,033	255,735	34,432,122
March 31, 2021	Capital increase AGA 2018-1	1	—	24,500
March 31, 2021	Capital increase AGA 2019-1	11	—	369,250
April 20, 2021	Warrants attribution	—	(11)	—
May 31, 2021	Warrants subscription (BSA 2021)	—	43	—
December 31, 2021		1,045	255,767	34,825,872

Disclosure of detail of change in founders' warrants, warrants and free shares
The following tables summarize activity in these plans during the years ended December 31, 2021 and 2020.

Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,700	—	—	(350)	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	202,617	—	—	(1,776)	200,841	200,841
BSPCE 2017	January 7, 2017	15.93	180,850	—	—	(1,350)	179,500	179,500
Total			718,767	—	—	(3,476)	715,291	715,291

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	92,100	—	—	(5,950)	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	70,950	—	—	(2,500)	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	38,400	—	—	(7,700)	30,700	30,700
BSPCE 2016	February 2, 2016	14.46	212,969	—	—	(10,352)	202,617	202,617
BSPCE 2017	January 7, 2017	15.93	187,166	—	—	(6,316)	180,850	180,850
Total			751,585	—	—	(32,818)	718,767	718,767
BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	21,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	—	—	—	—	—	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	(36,208)	—	—
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	(8,000)	—	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	18,000
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	18,000
BSA 2021 (a)	April 21, 2021	13.47	—	48,103	—	(33,672)	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	—	30,000	—	—	30,000	30,000
Total			263,028	78,103	—	(77,880)	263,251	263,251

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	21,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	6,000	—	—	(6,000)	—	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	—	36,208	36,208
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	—	8,000	8,000
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.660	18,000	—	—	—	18,000	18,000
BSA 2020	March 17, 2020	6.59	—	18,000	—	—	18,000	18,000
Total			251,028	18,000	—	(6,000)	263,028	263,028
AGA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Definitively acquired	Forfeited	Outstanding at December 31, 2021	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	24,500	—	(24,500)	—	—	—
AGA 2018-2	July 27, 2018	n.a.	—	—	—	—	—	—
AGA 2019-1	March 29, 2019	n.a.	372,000	—	(369,250)	(2,750)	—	—
AGA 2020	March 11, 2020	n.a.	50,000	—	—	—	50,000	50,000
AGA 2021	April 20, 2021	n.a.	—	362,515	—	(2,003)	360,512	360,512
Total			446,500	362,515	(393,750)	(4,753)	410,512	410,512

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Definitively acquired	Forfeited	Outstanding at December 31, 2020	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	355,250	—	(316,083)	(14,667)	24,500	24,500
AGA 2018-2	July 27, 2018	n.a.	6,000	—	(6,000)	—	—	—
AGA 2019-1	March 29, 2019	n.a.	385,000	—	—	(13,000)	372,000	372,000
AGA 2020	March 11, 2020	n.a.	—	50,000	—	—	50,000	50,000
Total			746,250	50,000	(322,083)	(27,667)	446,500	446,500

Disclosure of detail of change in stock options	OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,750	—	—	(500)	28,250	28,250
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	500,000
OSA 2020	March 11, 2020	6.25	400,709	—	—	(13,253)	387,456	387,456
OSA 2021-04	April 20, 2021	13.74	—	571,200	—	(80,000)	491,200	491,200
OSA 2021-06	June 21, 2021	12.99	—	120,000	—	—	120,000	120,000
Total			986,359	691,200	—	(93,753)	1,583,806	1,583,806

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	54,000	—	—	(2,000)	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	30,250	—	—	(1,500)	28,750	28,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	500,000
OSA 2020	March 11, 2020	6.25	—	407,972	—	(7,263)	400,709	400,709
Total			589,150	407,972	—	(10,763)	986,359	986,359